Property, Plant, and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment, Net [Abstract]
Depreciation expenses	$ 434,996	$ 456,709
Impairment loss